Summary of Significant Accounting Policies (as restated, see Note 10)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies (as restated, see Note 10)

(2)    Summary of Significant Accounting Policies (as restated, see Note 10)

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. All accounts are stated in U.S. dollars unless otherwise noted. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

(a)    Investments

Investments in securities may include private investments vehicles formed to invest in a particular portfolio company that rely on an exemption from the Investment Company Act pursuant to section 3(c)(1) or section 3(c)(7) ("special purpose vehicles" or "SPVs"). These investments are recorded on the trade date, the date on which the Fund agrees to purchase or sell the securities.

The Fund may invest in SPVs that hold forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. The Fund does not have information as to the identities of the shareholders; however, counterparty risk is mitigated by the fact that there is not a single counterparty on the opposite side of the forward contracts.

The Fund may invest in “forward contracts” that involve shareholders (each a “counterparty”) of a potential portfolio company whereby such counterparties promise future delivery of such securities upon transferability or other removal of restrictions. This may involve counterparty promises of future performance, including among other things transferring shares to us in the future, paying costs and fees associated with maintaining and transferring the shares, not transferring or encumbering their shares, and participating in further acts required of shareholders by the counterparty and their agreement with us. Should counterparties breach their agreement inadvertently, by operation of law, intentionally, or fraudulently, it could affect the Fund’s performance. The Fund’s ability and right to enforce transfer and payment obligations, and other obligations, against counterparties could be limited by acts of fraud or breach on the part of counterparties, operation of law, or actions of third parties. Measures the Fund takes to mitigate these risks, including powers of attorney, specific performance and damages provisions, any insurance policy, and legal enforcement steps, may prove ineffective, unenforceable, or economically impractical to enact.

The organizer of each SPV holding forward contracts may carry an insurance policy at their own expense to protect the SPV against certain insured risks with respect to the forward purchase contracts. Insured risks include (i) an intentional attempt by a shareholder to deceive the organizer or the SPV or a failure to honor an obligation under, or refusal to settle, an obligation to the SPV; (ii) certain events of bankruptcy; and (iii) in the case of death of a shareholder, the refusal of the shareholder’s heirs, beneficiary, or estate to honor the obligation.

In cases where the Fund purchases a forward contract through a secondary marketplace, it may have no direct relationship with, or right to contact, enforce rights against, or obtain personal information or contact information concerning the counterparty. In such cases, the Fund will not be a direct beneficiary of the portfolio company’s securities or related instruments. Instead, it would rely on a third party to collect, settle, and enforce its rights with respect to the portfolio company’s securities. There is no guarantee that said party will be successful or effective in doing so.

Realized gains or losses on dispositions of investments represent the difference between the original cost of the investment, based on the specific identification method, and the proceeds received from the sale. The Fund applies a fair value accounting policy to its investments with changes in unrealized gains and losses recognized in the statement of operations as a component of net unrealized gain (loss).

(b)    SPV Presentation

The Fund has restated the presentation and disclosure of SPV investments in this annual shareholder report. In historical financial statements the Fund presented the underlying issuer and economic exposure of each SPV investment, with a tickmark explaining the SPV ownership structure on the schedule of investments. The presentation and disclosure of the SPVs in the current year financial statements has been revised to align with Regulation S-X 12-12. The Schedule of Investments in these financial statements reflects the name of the SPV in which each investment was made, along with the underlying issuer and economic exposure in parentheses. Accordingly, all corresponding notes and supporting disclosure have been updated to conform with the current presentation. The Fund believes these revisions enhance transparency for financial statement users.

(c)    Income Taxes

For the year ended December 31, 2022 and for the period from November 11, 2020 (date of inception) through December 31, 2021, the Company was subject to tax as a corporation. The Fund intends to elect to be treated, and to qualify annually, as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), for U.S. federal income tax purposes beginning with its taxable year ended December 31, 2023. As a RIC, the Fund will be required to comply with certain regulatory requirements.

The Fund records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. There were no material unrecognized tax benefits or unrecognized tax liabilities related to uncertain income tax positions as of and through December 31, 2023.

(d)    Cash and Cash Equivalents

Cash and cash equivalents include U.S. dollar deposits at bank accounts at amounts which may exceed insured limits. The Fund is subject to risk to the extent that the institutions may be unable to fulfill their obligations.

(e)    Income and Expenses

Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex- dividend date. Expenses are recognized on an accrual basis as incurred.

Offering costs were accounted for as deferred costs until the Fund registered as an investment company under the 1940 Act and were then amortized to expense over twelve months on a straight-line basis. These costs consist of fees for the legal preparation and filing fees associated with the private offering. As of December 31, 2023, $72,170 of offering costs originally accounted for as deferred costs have been amortized to expense in the Statement of Operations.

Certain investments may have contractual payment-in-kind (“PIK”) interest. PIK represents accrued interest that is added to the principal of the investment on the respective interest payment dates rather than being paid in cash and generally becomes due at maturity or upon being called by the issuer. PIK is recorded as interest income.

(f)    Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Fund’s management to make estimates and assumptions that affect the amounts reported in the financial statements. Because of the uncertainties associated with estimation, actual results could differ from those estimates used in preparing the accompanying financial statements.

(g)    Concentrations of Credit Risk

Financial instruments which potentially expose the Fund to concentrations of credit risk consist of cash and cash equivalents. The Fund maintains its cash and cash equivalents in financial institutions at levels that have historically exceeded federally-insured limits.

(h)    Risks and Uncertainties

All investments are subject to certain risks. Changes in overall market movements, interest rates, or factors affecting a particular industry, can affect the ultimate value of the Fund’s investments. Investments are subject to a number of risks, including the risk that values will fluctuate as a result of changing expectations for the economy and individual investors.

Liquidity and Valuation Risk - Liquidity risk is the risk that securities may be difficult or impossible to sell at the time the Adviser would like or at the price it believes the security is currently worth. Liquidity risk may be increased for certain Fund investments, including those investments in funds with gating provisions or other limitations on investor withdrawals and restricted or illiquid securities. Some SPVs in which the Fund invests may impose restrictions on when an investor may withdraw its investment or limit the amounts an investor may withdraw. To the extent that the Adviser seeks to reduce or sell out of its investment at a time or in an amount that is prohibited, the Fund may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that it may not have otherwise sold.

The Fund may also invest in securities that, at the time of investment, are illiquid, as determined by using the Securities and Exchange Commission’s (the “SEC”) standard applicable to registered investment companies (i.e., securities that cannot be disposed of by the Fund within seven calendar days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Investment of the Fund’s assets in illiquid and restricted securities may also restrict the Fund’s ability to take advantage of market opportunities.

Valuation risk is the risk that one or more of the securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult, in which case the Adviser’s judgment may play a greater role in the valuation process.

General SPV Risks

Our investments in SPVs will typically require us to bear a pro rata share of the vehicles’ expenses, including operating and offering related costs, which could result in higher expenses than if we invested in the single underlying portfolio company directly. Because SPVs are organized by managers unaffiliated with us and we are typically be one of many investors in the SPV, in purchasing an SPV interest, we entrust all aspects of the management of the SPV to its manager. SPVs are generally organized as limited liability companies, and to the extent an SPV is organized as a Delaware Series LLC, we would be subject to the risks inherent in investing in a Delaware Series LLC. Some SPVs in which we invest may impose restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent we seek to reduce or sell out our investment at a time or in an amount that is prohibited, we may not have the liquidity necessary to participate in other investment opportunities or may need to sell investments that we would not have otherwise sold. Additionally, SPVs are not publicly traded and therefore may not be as liquid as other types of investments. Further, the fair value of investments in SPVs may differ from that of the underlying securities if held directly. Finally, as investors in an SPV, we own interests in the SPV and have no ownership rights to the underlying securities. These characteristics present additional risks for stockholders. Individual SPVs that we invest in may have different terms and structures, which may present unique risks and result in different fee levels.

Concentration Risk - Many of the Fund’s investments will be in U.S. private companies in the technology sector, and therefore will be particularly exposed to the risks attendant to investments in that sector. Investors generally have no assurance as to the degree of diversification of the Fund’s investments, either by geographic region, asset type or sector. Accordingly, a significant portion of the Fund’s investments may be made in relatively few geographic regions, asset types, security types or industry sectors. For example, as of December 31, 2023, approximately 51.6% of our investment portfolio is invested in private technology companies in the aerospace/aviation industry. Any such concentration of risk may increase losses suffered by the Fund, which could have a material adverse effect on the Fund’s overall financial condition.

Market Disruption and Geopolitical Risk - The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as the spread of infectious illness or other public health issues, including widespread epidemics or pandemics such as the COVID-19 outbreak, and systemic market dislocations can be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of Fund Investments.

(i)    Restricted securities

Restricted securities are securities of privately-held companies that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Adviser. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Adviser. As of December 31, 2023, there is no expected date for such restrictions to be removed for the Fund’s restricted securities, with the exception of Maplebear, Inc., in which the lock-up restriction expired on February 15, 2024.

Additional information on each restricted investment held by the Fund on December 31, 2023 is as follows:

Investments	Initial Acquisition Date	Cost	Fair Value	% of Total Net Assets
Automation Anywhere, Inc.	12/30/2021	$2,609,219	$480,868	0.91%
Axiom Space, Inc. Series C Preferred Stock	1/18/2023	1,499,929	1,499,929	2.85%
Axiom Space, Inc. Series C-1 Preferred Stock	12/22/2021	3,179,754	3,634,867	6.91%
Boom Technology, Inc.	2/18/2022	2,000,000	2,450,000	4.66%
Celadon Technology Fund VIII, LLC - Series B (economic exposure to Space Exploration Technologies Corp., Common Stock)	6/9/2022	618,618	882,700	1.68%
CElegans Labs, Inc.	11/23/2021	2,999,977	1,251,500	2.37%
Chime Financial Inc. - Series A Preferred Stock	12/30/2021	5,150,748	994,125	1.89%
ClassDojo, Inc.	11/19/2021	3,000,018	1,592,040	3.03%
Discord, Inc.	3/1/2022	724,942	293,975	0.56%
Discord, Inc. - Series G Preferred Stock	3/1/2022	889,055	360,525	0.69%
DXYZ OAI I LLC	12/18/2023	2,010,008	2,000,008	3.80%
DXYZ SpaceX I LLC (economic exposure to Space Exploration Technologies Corp., 99% Class A Common Stock and 1% Series J Preferred Stock)	6/27/2022	10,009,990	13,108,094	24.91%
Flexport, Inc.	3/29/2022	520,000	97,500	0.19%
Fund FG-RTA, a series of Forge Investments LLC (economic exposure to Stripe, Inc., Common Stock)	1/10/2022	3,478,813	1,394,712	2.65%
Fund FG-TQY, a series of Forge Investments LLC (economic exposure to Plaid, Inc., Common Stock)	2/15/2022	1,110,340	284,900	0.54%
G Squared Special Situations Fund, LLC - Series H-1 (invested in Brex, Inc., Common Stock)	3/2/2022	4,130,298	2,122,938	4.03%
Impossible Foods - Series A Preferred Stock	6/17/2022	1,272,986	265,200	0.49%
Jeeves, Inc. - Series C Preferred Stock	4/5/2022	749,997	749,997	1.42%
Khosla Ventures IFSPV II, LLC (invested in Impossible Foods, Inc., Series H Preferred Stock)	11/4/2021	2,098,940	422,185	0.80%
Klarna Bank AB	3/16/2022	4,657,660	615,400	1.17%
Maplebear, Inc.	9/27/2023	6,419,399	1,036,928	1.98%
MWAM VC SpaceX-II, LLC (economic exposure to Space Exploration Technologies Corp., 55% Class A Common Stock and 45% Class C Common Stock)	6/8/2022	3,419,945	4,415,413	8.39%
MWLSV Epic Games-II, LLC (invested in Epic Games, Inc., Common Stock)	12/31/2021	6,998,590	2,141,618	4.07%

Investments	Initial Acquisition Date	Cost	Fair Value	% of Net Assets
MW LSV Relativity Space, LLC (invested in Relativity Space, Inc., Common Stock)	12/28/2021	$1,659,996	$1,447,389	2.75%
Public Holdings, Inc.	7/22/2021	999,990	777,770	1.48%
Revolut Group Holdings Ltd	12/8/2021	5,275,185	1,804,000	3.43%
Rhenium Bolt 2021, LLC (invested in Bolt Financial, Inc., Series C Preferred Stock)	3/8/2022	2,000,020	149,265	0.28%
SuperHuman Labs, Inc.	6/25/2021	2,999,996	2,099,958	3.99%
Total Investments		$82,484,413	$48,373,804	91.92%